Related Parties	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Related Parties

6. Related Parties

a) The following is an analysis of the balances with related parties as of December 31, 2016 and 2017. All of the companies were considered affiliates of América Móvil since the Company’s principal shareholders are either direct or indirect shareholders in the related parties.

	2016		2017
Accounts receivable:
Sears Roebuck de Mexico, S.A. de C.V.	Ps.	230,974	Ps.	211,491
Sanborns Hermanos, S.A.		119,423		91,233
Carso Infraestructura y Construcción, S.A. de C.V and Subsidiaries		112,834		89,585
Enesa, S.A. de C.V. and Subsidiaries		93,360		33,208
Grupo Condumex, S.A. de C.V. and Subsidiaries		41,057		47,269
Operadora de Sites Mexicanos, S.A. de C.V.		22,629		14,252
Patrimonial Inbursa, S.A.		9,299		246,874
Other		110,916		134,318

Total	Ps.	740,492	Ps.	868,230

	2016		2017
Accounts payable:
Carso Infraestructura y Construcción, S.A. de C.V and Subsidiaries	Ps.	1,291,062	Ps.	947,761
Grupo Condumex, S.A. de C.V. and Subsidiaries		753,603		812,427
Fianzas Guardiana Inbursa, S.A. de C.V.		409,293		276,633
PC Industrial, S.A. de C.V. and Subsidiaries		117,841		136,859
Grupo Financiero Inbursa, S.A.B. de C.V.		40,737		38,847
Enesa, S.A. de C.V. and Subsidiaries		53,670		50,609
Other		305,119		277,276

Total	Ps.	2,971,325	Ps.	2,540,412

For the years ended December 31, 2015, 2016 and 2017, the Company has not recorded any impairment of receivables in connection with amounts owed by related parties.

b) For the years ended December 31, 2015, 2016 and 2017, the Company conducted the following transactions with related parties:

	2015		2016		2017
Investments and expenses:
Construction services, purchases of materials, inventories and property, plant and equipment (i)	Ps.	5,975,677	Ps.	9,917,280	Ps.	11,030,944
Insurance premiums, fees paid for administrative and operating services, brokerage services and others (ii)		4,332,331		4,118,469		4,135,578
Rent of towers (iii)		927,678		4,748,503		5,326,366
Other services		1,379,269		1,899,818		2,802,667

	Ps.	12,614,955	Ps.	20,684,070	Ps.	23,295,555

Revenues:
Telecommunications services	Ps.	271,196	Ps.	411,076	Ps.	416,047
Sale of materials and other services		2,398,994		2,679,591		2,313,840

	Ps.	2,670,190	Ps.	3,090,667	Ps.	2,729,887

i)	In 2017, this amount includes Ps. 9,829,991 (Ps. 9,547,530 in 2016 and Ps. 5,823,537 in 2015) for network construction services and construction materials purchased from subsidiaries of Grupo Carso, S.A.B. de C.V. (Grupo Carso).
ii)	In 2017, this amount includes Ps. 789,253 (Ps. 812,247 in 2016 and 721,416 in 2015) for network maintenance services performed by Grupo Carso subsidiaries; Ps. 15,695 in 2017 (Ps. 705,074 in 2016, and Ps. 216,910 in 2015) for software services provided by an associate; Ps. 3,330,038 in 2017 (Ps. 2,406,058 in 2016 and Ps. 2,635,342 in 2015) for insurance premiums with Seguros Inbursa S.A. and Fianzas Guardiana Inbursa, S.A., which, in turn, places most of such insurance with reinsurers.
iii)	In October 2015, following the approval of the Federal Telecommunications Institute (Instituto Federal de Telecomunicaciones, or “IFT”) and confirmation by the Mexican Tax Administration Service (Servicio de Administración Tributaria) of its tax implications the Company completed the spin-off process of its telecom towers located in Mexico creating the company Telesites, S.A.B. de C.V. (“Telesites”). Such spin-off was approved in an extraordinary meeting of shareholders held in April 2015. The National Securities and Banking Commission (Comisión Nacional Bancaria y de Valores) authorized the registration of the shares of Telesites in December 2015, and the Company concluded the listing process on December 21, 2015.

c) During 2017, the Company paid Ps. 1,229,442 (Ps. 1,255,326 and Ps. 915,135 in 2016 and 2015, respectively) for short-term direct benefits to its executives.

The aggregate compensation paid to the Company’s, directors (including compensation paid to members of the Audit and Corporate Practices Committee), and senior management in 2017 was approximately Ps. 5,100 and Ps. 66,700, respectively. None of the Company’s directors is a party to any contract with the Company or any of its subsidiaries that provides for benefits upon termination of employment. The Company does not provide pension, retirement or similar benefits to its directors in their capacity as directors. The Company’s executive officers are eligible for retirement and severance benefits required by Mexican law on the same terms as all other employees.

d) Österreichische Bundes- und Industriebeteiligungen GmbH (ÖBIB) is considered a related party due to it is a significant non-controlling shareholder in Telekom Austria. Through Telekom Austria, América Móvil is related to the Republic of Austria and its subsidiaries, which are mainly ÖBB Group, ASFINAG Group and Post Group as well as Rundfunk und Telekom Reguliegungs-GmbH, all of which these are related parties. In 2017, 2016 and 2015, none of the individual transactions associated with government agencies or government-owned entities of Austria are considering significant to América Móvil.